Note 16 - Shareholders' Equity, Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011	Oct. 01, 2010	Sep. 30, 2010	Sep. 29, 2010	Sep. 23, 2010	Apr. 25, 2008
Stockholders Equity Note [Abstract]
Common share - issued	7,442,454,142	5,073,347,344				7,367,255,304			5,073,347,344
Preferred share - issued	5,602,042,788	3,700,729,396				5,489,244,532			3,700,729,396
Capital shares									8,774,076,740
Minimum voting shares of current Brazilian law requires Federal Government ownership									50.00%
Capitalization of part of the profit reserves in the amount
Initial amount in Company's Capital increase (Dollar)	$ 36,194
Final amount in Company's Capital increase (Dollar)	78,967
Initial amount in Company's Capital increase (Reais)	39,741
Final amount in Company's Capital increase (Reais)	85,109
Part of profit reserve (Dollar)	3,251			14
Part of profit reserve (Reais)	5,627			23
From the statutory reserve (Dollar)	519
From the statutory reserve (Reais)	899
From the profit retention reserve (Dollar)	2,724
From the profit retention reserve (Reais)	4,713
From part of the tax incentive reserve (Dollar)	8
From part of the tax incentive reserve (Reais)	15
From capital reserves (Dollar)	296
From capital reserves (Reais)	515
Company's capital increase through issuance of shares
Initial amount of Company's capital increase through issuance of shares, portion represented by Brazilian Treasury Shares (Dollar)							39,768	39,741
Initial amount of Company's capital increase through issuance of shares, portion represented by Brazilian Treasury Shares (Reais)							67,816	85,109
Final amount of Company's capital increase through issuance of shares, portion represented by Brazilian Treasury Shares (Dollar)								106,655
Final amount of Company's capital increase through issuance of shares, portion represented by Brazilian Treasury Shares (Reais)								200,161
Company's capital increase through issuance of shares, portion represented by cash (Dollar)					3,091		27,146
Company's capital increase through issuance of shares, portion represented by cash (Reais)					5,196		47,236
Company's capital increase through issuance of common shares					75,198,838	7,367,255,304		2,293,907,960
Company's capital increase through issuance of preferred shares					112,798,256	5,489,244,532		1,788,515,136
Total Company's capital increase through issuance of common shares				7,442,454,142
Total Company's capital increase through issuance of preferred shares				5,602,042,788
Company capital registered book-entry shares		13,044,496,930
Company's capital (Dollar)		109,746		109,746
Company's capital (Reais)		205,357		205,357
Dividends and interest on shareholders' equity
Minimum dividend of the annual net income for the holders of preferred and common shares	25.00%
Minimum dividend of book value of preferred shares for preferred shareholders	3.00%
Minimum dividend of paid in capital, related to preferred shares, for preferred shareholders	5.00%
Percentage of net income that the interest on shareholders' equity may not exceed	50.00%
Percentage of retained earnings that the interest on shareholders' equity may not exceed	50.00%
Interest on shareholders' equity withholding tax rate	15.00%
Global Offering direct costs, recorded in shareholders' equity (Dollar)	279						66,914
Global Offering direct costs, recorded in shareholders' equity (Reais)							115,052
Reduction in income tax payable, rate	75.00%	75.00%
Reduction in income tax payable	131	167
Retention of profits	12,914
Retention of profits from net income	12,172
Retention of profits from initial adoption of IFRS	742
Proposed dividends	6,780
Interest on shareholders' equity	5,857
Income tax and social contribution credits	$ (1,991)	$ (1,331)	$ (995)
Percentage of legal reserve net income	5.00%
Maximum percentage of legal reserve capital stock	20.00%